Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
49. Subsequent events
Sale of Prisma Medio de Pagos S.A.
On March 18, 2022, the transfer of the entire remaining shareholding of the Bank in Prisma Medios de Pago S.A. has been completed in favor of AI ZENITH (Netherlands) B.V. (company linked to Advent International Global Private Equity), for a price of U$S 40,038,121.84.
The price will be paid as follows: (i) 30% in pesos adjustable by CER (UVA) at a nominal annual rate of 15% within six years and (ii) 70% in US dollars at a nominal annual rate of 10% within six years.
Likewise, it has been agreed that the balance of the price for the previous sale of 51% of the share capital and the votes of Prisma Medios de Pago S.A. (see Note 9.3) will be paid in two installments, extending the term for its payment to the years 2026 and 2027.
International Monetary Fund (IMF) Agreement
On March 25, 2022, the IMF Executive Board approved a new agreement under the Extended Facility Fund (EFF) for Argentina, which had been previously approved on March 18, 2022 by the Argentine National Congress. The agreement aims to refinance debt maturities with the IMF between 2022 and 2024 for an amount of US$44 billion.
The main set of economic policies of the program includes:

•	reduction of the primary fiscal deficit from 3% of GDP in 2021 to 2.5% in 2022, 1.9% in 2023 and 0.9% in 2024;

•	reduction of monetary issue from 4.7% of GDP in 2021 to 1% in 2022, 0.6% in 2023 and 0% in 2024;

•	reduction persitent high inflation and rebuilding international reserves; and

•	Foreign exchange market and external sector: the current scheme of crawling peg will continue.
Quarterly reviews were established by the IMF to assess compliance with goals and define future disbursements.
As of the date of these Consolidated Financial Statements, the Bank’s Management is not able to assess the impact of the abovementioned measures on the Bank’s operations.
No other events or transactions have occurred between
year-end
and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2021.